UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22107

Name of Registrant: SEI STRUCTURED CREDIT FUND, LP

Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy D. Barto, Esquire
            SEI Structured Credit Fund
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

CC:

            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code: 1-800-342-5734

Date of fiscal year end: Dec 31

Date of reporting period: 07/01/2016    -   06/30/2017

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Registrant : SEI STRUCTURED CREDIT FUND, LP
Fund Name : Structured Credit Fund
________________________________________________________________________________
Western Asset Emerging Markets Income Fund Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
EMD        CUSIP 95766E103          09/30/2016            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1.1        Elect Carol L. Colman    Mgmt       For        For        For
1.2        Elect Daniel P. Cronin   Mgmt       For        For        For
1.3        Elect William R.         Mgmt       For        For        For
            Hutchinson

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:            Structured Credit Fund

By:                    Robert A. Nesher

Name:                  /s/ Robert A. Nesher

Title:                 President

Date:                  August 23, 2017